Document and Entity Information	Sep. 13, 2019
Document Type	8-K
Document Period End Date	Sep. 13, 2019
Entity File Number	001-37825
Entity Registrant Name	Talend S.A.
Entity Incorporation, State or Country Code	I0
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	9, rue Pages
Entity Address, City or Town	Suresnes
Entity Address, Postal Zip Code	92150
City Area Code	(0) 1 4
Entity Address, Country	FR
Country Region	+33
Local Phone Number	6 25 06 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001668105
Amendment Flag	false
American Depositary Shares [Member]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value €0.08 per share
Trading Symbol	TLND
Security Exchange Name	NASDAQ
Common Stock [Member]
Title of 12(b) Security	Ordinary shares, nominal value €0.08 per share*
Trading Symbol	TLND
Security Exchange Name	NASDAQ